TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 26 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Key management compensation

  Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31
	2017	2018	2019
Key management compensation expenses comprised	In millions
Salaries and short-term employee benefits	21	22	27
Long term employment benefits	3	3	3
Employee share-based compensation
expenses	11	9	12
	35	34	42

	New Israeli Shekels
	December 31,
	2018	2019
Statement of financial position items - key management	In millions
Current liabilities:	9	10
Non-current liabilities:	10	10

b.	In the ordinary course of business, key management or their relatives may have engaged with the Company with immaterial transactions that are under normal market conditions.

c.
Principal shareholder: S.B. Israel Telecom, an affiliate of Saban Capital Group LLC, a private investment firm, based in Los Angeles, California, specializing in the media, entertainment and communications industries, is the registered owner of the shares in the Company’s share register. On November 11, 2019, S.B. Israel Telecom filed an amendment to its Schedule 13D with the SEC stating that it had no sole or shared voting or dispositive power over any shares of the Company, and that as a result of the Receiver Appointment (as defined in the filed amendment), as of November 12, 2019, the Reporting Persons (as defined in the filed amendment) ceased to beneficially own any ordinary shares of the Company. On November 12, 2019, the District Court of Tel Aviv ("the Court") issued a court order ("the Court Order") under which attorney Ehud Sol (the “Receiver") was appointed as receiver for 49,862,800 of the Company's shares, representing as of March 1, 2020, approximately 27.16% of our issued and outstanding share capital and the largest block of shares held by a single shareholder. The shares (the “Pledged Shares”) had been purchased by S.B. Israel Telecom Ltd. ("S.B. Israel Telecom") from Advent Investments Pte Ltd (“Advent”) in 2013; in connection with the purchase, S.B. Israel Telecom assumed certain debt owed to Advent, and agreed that such debt would be secured by, among other things, the Pledged Shares. S.B. Israel Telecom defaulted on the payment, and on November 11, 2019, consented to enforcement and foreclosure proceedings with respect to the Pledged Shares.

The Court Order was issued due to an application filed by Advent ("Advent's Application") and granted the Receiver substantial rights related to the Pledged Shares, including the right to participate in our shareholders’ meetings, to vote the Pledged Shares, to receive dividends, and any contractual right related to the Pledged Shares, although as noted below, the Receiver may not sell or transfer the Pledged Shares without the Court’s approval.  Without derogating from those rights of the Receiver, S.B. Israel Telecom remains the holder of legal title to the Pledged Shares. On December 9, 2019, the Ministry of Communications granted, within its powers, a permit to the Receiver to exercise means of control of the Company by himself.  As a result, the Receiver has the power to substantially influence the nomination of the Company’s Board of Directors and to play a preponderant if not decisive role in other decisions taken at meetings of our shareholders.  For example, to the extent that the Company's discussions with Hot Telecom result in the entry into the Proposed Transaction, the Receiver would have the power to block approval of the Proposed Transaction, which requires approval by holders of at least 75% of the Company’s shares, since the Receiver has the right to vote over 27% of the shares. The Receiver is expected to hold such rights until the Pledged Shares are sold or transferred to Advent, actions that would require the Court’s approval according to the Court Order and Advent's Application. S.B. Israel Telecom has agreed that it will not raise an objection to such a transfer to Advent if it occurs within 9 months of November 11, 2019, the date of its consent; following such period, S.B. Israel Telecom may object to such transfer, particularly if it believes that the value of the Pledged Shares as of the proposed transfer date exceeds the amount of its defaulted debt to Advent. The Receiver is to exercise the rights associated with the Pledged Shares based on its judgment and subject to the Court’s orders and approvals. The Receiver is not obligated to exercise such rights in the best interests of the Company or its shareholders.

d.
Holdings of approved Israeli shareholders in the Company: The provisions of the Company's cellular license require, among others, that the "founding shareholders or their approved substitutes", as defined in the cellular license, hold at least 26% of the means of control in the Company, including 5% which must be held by Israeli shareholders (Israeli citizens and residents), who were approved as such by the Minister of Communications. The controlling stake of the Phoenix Group (One of the Company’s approved Israeli shareholders) has been sold to foreign entities. On November 12, 2019, the Israeli Ministry of Communications issued a temporary order (ending on November 1, 2020) amending the Company’s cellular license and reducing the percentage that the approved Israeli shareholders are required to hold by the amount of shares now held by the foreign entities (from 5% down to 3.82% of the means of control in the Company). This temporary order will allow the Ministry and the Company to resolve the issue of holdings of approved Israeli shareholders in the Company until the temporary order expires.